Trade and other receivables (Tables)	12 Months Ended
Jan. 31, 2019
Trade and other receivables [abstract]
Prepayments and other receivables

	January 31, 2019	January 31, 2018
	£000	£000
Trade receivables	1,656	—
Other receivables	3,847	3,600
Prepayments	7,433	6,498
Accrued income	611	1,036
	13,547	11,134